UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   August 18, 2021 to September 17, 2021

Commission File Number of issuing entity:  333-206582-15

Central Index Key Number of issuing entity:  0001742383

Morgan Stanley Capital I Trust 2018-H3
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001089877

KeyBank National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001102113

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4083217
38-4083218
38-7206182
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
A-5			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on October 1, 2021 (SEC Accession No. 0001056404-21-011931) (the “Original 10-D”). The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to yield maintenance amounts payable to the Certificateholders.  The revisions to the yield maintenance amounts resulted in additional payments to the Class A-1 Certificateholders in the amount of $1,485,006.17, additional payments to the Class A-2 Certificateholders in the amount of $4,508,597.74 and additional payments to the Class X-A Certificateholders in the amount of $1,497,666.00.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On September 17, 2021 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2018-H3.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the Morgan Stanley Capital I Trust 2018-H3 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on September 17, 2021

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.13%	0	N/A

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, KeyBank National Association, Argentic Real Estate Finance LLC, Starwood Mortgage Funding III LLC, Bank of America, National Association, and Citi Real Estate Funding Inc. (each a "Securitizer") and held by Morgan Stanley Capital I Trust 2018-H3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from August 18, 2021 to September 17, 2021.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on August 16, 2021. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

KeyBank National Association filed its most recent Form ABS-15G on April 23, 2021. The CIK number for KeyBank National Association is 0001089877.

Argentic Real Estate Finance LLC filed its most recent Form ABS-15G on February 8, 2021. The CIK number for Argentic Real Estate Finance LLC is 0001624053.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on January 22, 2021. The CIK number for Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

Bank of America, National Association filed its most recent Form ABS-15G on August 11, 2021. The CIK number for Bank of America, National Association is 0001102113.

Citi Real Estate Funding Inc. filed its most recent Form ABS-15G on February 9, 2021. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 1, 2021 under Commission File No. 333-206582-15 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 1, 2021 under Commission File No. 333-206582-15 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2018-H3, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00

*REO Account
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00
*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2018-H3, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	08/17/2021	$5,668.66
Current Distribution Date	09/17/2021	$5,665.94

Interest Reserve Account
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	08/17/2021	$0.00
Current Distribution Date	09/17/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2018-H3, relating to the September 17, 2021 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on October 1, 2021 under Commission File No. 333-206582-15  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on October 1, 2021 under Commission File No. 333-206582-15  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: October 29, 2021